Acquisitions - Franchisee/stores	12 Months Ended
Dec. 31, 2020
Business Combination, Consideration Transferred [Abstract]
Acquisitions - Franchisee/stores
7.	Acquisitions – Franchisee/stores
In April 2020, the Company entered into

an asset purchase agreement with a franchisee to purchase substantially all of the assets of a franchised store for an aggregate purchase price of $
1,250,000
. This purchase price consisted of: (a) $
650,000
cash paid at closing and (b) a $
600,000
promissory note to the franchisee (in thousands).

Predecessor
Inventory	$15
Property & equipment	250

Net tangible and identifiable intangible assets acquired	265
Goodwill	985

Net assets acquired	$1,250